Goodwill and Intangible Assets - Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 526,821	$ 544,796
Additions	3,496	11,077
Additions from acquisitions	0	58,000
Amortization	(84,869)	(93,755)	$ (93,700)
Impairments	(135,274)	0
Foreign currency translation adjustments	(6,359)	6,703
Balance at end of year	303,815	526,821	544,796
Goodwill [Roll Forward]
Balance at beginning of year	2,475,732	2,352,569
Business combinations	0	95,136
Purchase adjustments	0	(4,350)
Foreign currency translation adjustments	(50,314)	32,377
Balance at end of year	$ 2,425,418	$ 2,475,732	$ 2,352,569